Goodwill and Intangible Assets (Acquired Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Acquired intangible assets disclosures
Total gross carrying amount	$ 3,696	$ 3,751
Total accumulated amortization	(2,005)	(1,785)
Total finite-lived intangible assets - net	1,691	1,966
Non-amortizable intangible assets (primarily tradenames)	629	635
Total intangible assets - net	$ 2,320	2,601
Indefinite lived tradenames years in existence	55 years
Customer related intangible assets
Acquired intangible assets disclosures
Total gross carrying amount	$ 1,939	1,973
Total accumulated amortization	(797)	(668)
Patents
Acquired intangible assets disclosures
Total gross carrying amount	602	616
Total accumulated amortization	(497)	(481)
Other technology-based intangible assets
Acquired intangible assets disclosures
Total gross carrying amount	524	525
Total accumulated amortization	(302)	(252)
Definite-lived tradenames
Acquired intangible assets disclosures
Total gross carrying amount	420	421
Total accumulated amortization	(236)	(215)
Other amortizable intangible assets
Acquired intangible assets disclosures
Total gross carrying amount	211	216
Total accumulated amortization	$ (173)	$ (169)